FAIR VALUE MEASUREMENTS - Level 3 Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 1,000
Additions	7,333	0
Changes in fair value	1,106	0
Settlements	0	(1,000)
Ending balance	8,439	0
Private Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	22,080	0
Additions	0	13,240
Changes in fair value	(18,115)	8,840
Settlements	(5)	0
Ending balance	$ 3,960	$ 22,080